Commitments and Contingencies - Future minimum lease payments (Details) (USD $)	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2013	Sep. 27, 2007
Future minimum lease payments required
Operating lease years, non-cancelable			5
Future lease payments	$ 8,610	$ 11,839